Equity-Based Compensation - Unit option - Activity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options
Options outstanding, Beginning Balance (in shares)	24,125,000
Options granted (in shares)	9,250,000
Options forfeited (in shares)	(2,875,000)
Options outstanding, Ending Balance (in shares)	30,500,000
Exercisable (in shares)	2,750,000
Average Price
Options outstanding, Beginning Balance (in dollars per shares) | $ / shares	$ 0.05
Options granted (in dollars per shares) | $ / shares	0.05
Options forfeited (in dollars per shares) | $ / shares	0.05
Options outstanding, Ending Balance (in dollars per shares) | $ / shares	$ 0.05
Average Life
Options granted (in years)	10 years
Options forfeited (in years)	10 years